ITEM 1. Report for Shareholders



T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Performance Comparison
--------------------------------------------------------------------------------

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

CORPORATE INCOME FUND
--------------------------------------------------------------------------------

As of 5/31/03
                               Lehman                Lipper
                             Brothers             Corporate
                             Baa U.S.              Debt BBB           Corporate
                               Credit                 Funds              Income
                                Index               Average                Fund
                              $17,976               $16,625             $16,910
--------------------------------------------------------------------------------

10/31/95                       10,000                10,000              10,000

5/96                           10,016                10,079              10,009

5/97                           10,989                11,090              11,045

5/98                           12,346                12,378              12,587

5/99                           12,702                12,578              12,435

5/00                           12,577                12,471              12,357

5/01                           14,344                13,956              14,070

5/02                           15,360                14,715              14,983

5/03                           17,976                16,625              16,910
--------------------------------------------------------------------------------


Average Annual Compound Total Return
--------------------------------------------------------------------------------

                                                                          Since
Periods Ended                                                         Inception
5/31/03                  1 Year         3 Years         5 Years        10/31/95
--------------------------------------------------------------------------------
Corporate
Income Fund               12.86%          11.02%           6.08%           7.17%

Lehman Brothers
Baa U.S.
Credit Index              17.03           12.64            7.80            8.04

Lipper Corporate
Debt BBB
Funds Average             12.35           10.01            6.11            6.89
--------------------------------------------------------------------------------

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

Past performance cannot guarantee future results.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials



Dear Shareholder,

     We are pleased that your fund had a strong return of 12.86% during the 12 months ended May 31, 2003, as it benefited from declining long-term interest rates. It outperformed the Lipper Corporate Debt BBB Funds Average of similarly managed funds during the period but trailed the unmanaged Lehman Brothers Baa U.S. Credit Index, as shown in the table on the preceding page. The fund's fiscal year was divided into two distinct halves as higher-quality bonds outperformed lower-quality securities during the first six months, while the pattern was reversed for the latter six-month period.

Major Index Returns
--------------------------------------------------------------------------------

                                                             12-Month
Year Ended 5/31/03                                             Return
--------------------------------------------------------------------------------

Lehman Brothers U.S. Treasury
Securities Index                                                14.22%

Lehman Brothers U.S. Aggregate Index                            11.58

Lehman Brothers U.S. Credit Index                               16.06

Lehman Brothers Mortgage-Backed
Securities Index                                                 6.42

CS First Boston High Yield Index                                13.25

--------------------------------------------------------------------------------
Source: Lehman Brothers and CS First Boston.

     As you know, the fund seeks to provide high income and some capital growth by investing primarily in corporate bonds with at least 65% of net assets in securities rated AAA, AA, A, and BBB by at least one rating agency. This strategy provides us with some flexibility in pursuing the fund's objective by allowing a portion of fund assets to be invested in lower-quality investment-grade bonds.

Quality Diversification
--------------------------------------------------------------------------------

A Rated and Above                                                  23

BBB Rated                                                          71

BB Rated                                                            5

B Rated                                                             1

--------------------------------------------------------------------------------
Based on net assets as of 5/31/03.

     The Major Index Returns table shows how varying-quality bonds performed over the fund's fiscal year. Higher-quality bonds such as Treasuries and higher-rated corporate securities did slightly better than their lower-rated counterparts over the 12-month period, although high yield bonds rallied in recent months.

     Ninety-four percent of portfolio assets were rated BBB or above, and the balance was diversified among BB and B securities, as shown in the Quality Diversification chart.

     The Interest Rate Levels chart reflects the pattern of bond yields during the same period. Yields declined in general as the economy remained sluggish, an environment that benefits higher-quality bonds with longer maturities.

Interest Rate Levels
--------------------------------------------------------------------------------

                                              Lehman Bros.              10-Year
                                                  Baa U.S.             Treasury
                                              Credit Index                 Note
--------------------------------------------------------------------------------

5/31/02                                               7.16                 5.04

                                                      7.35                  4.8

                                                      7.59                 4.46

8/02                                                  7.09                 4.14

                                                      6.88                 3.59

                                                      6.98                 3.89

11/02                                                 6.56                 4.21

                                                      6.04                 3.81

                                                      6.02                 3.96

2/03                                                  5.68                 3.69

                                                      5.62                  3.8

                                                      5.28                 3.84

5/31/03                                               4.77                 3.37
--------------------------------------------------------------------------------

Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                                      5/31/02              5/31/03

Price Per Share                            $          9.25      $          9.80

30-Day Standardized Yield
to Maturity                                           6.76%                4.51%

Weighted Average Maturity (years)                     11.3                  9.8

Weighted Average Quality *                            BBB+                   A-
--------------------------------------------------------------------------------
* Based on T. Rowe Price research.

     The Portfolio Characteristics table shows various portfolio details as of May 31, 2003, compared with one year ago. The weighted average maturity of the portfolio shortened over the course of the year, while quality of the portfolio's holdings rose slightly from BBB+ to A- within the investment-grade spectrum. Our positioning in weaker sectors hindered fund results during the first six months of the fiscal year, but relative performance was stronger during the past six months when many of those bonds rebounded.

     We thank you for your continued support.

     Respectfully,

     James S. Riepe
     Chairman

     June 20, 2003

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                    Year
                   Ended
                 5/31/03     5/31/02     5/31/01     5/31/00     5/31/99
--------------------------------------------------------------------------------

NET ASSET VALUE
Beginning
of period      $    9.25   $    9.31   $    8.80   $    9.54   $   10.39

Investment
activities
  Net investment
  income (loss)     0.57*       0.65*       0.67*       0.68*       0.70*

  Net realized
  and unrealized
  gain (loss)       0.56       (0.06)       0.51       (0.74)      (0.83)

  Total from
  investment
  activities        1.13        0.59        1.18       (0.06)      (0.13)

Distributions
  Net investment
  income           (0.58)      (0.65)      (0.67)      (0.68)      (0.70)

  Net realized
  gain              --          --          --          --         (0.02)

  Total
  distributions    (0.58)      (0.65)      (0.67)      (0.68)      (0.72)


NET ASSET VALUE
End of period  $    9.80   $    9.25   $    9.31   $    8.80   $    9.54
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return ^     12.86%*      6.49%*     13.86%*     (0.63%)*    (1.21%)*

Ratio of total
expenses to
average net
assets              0.80%*      0.80%*      0.80%*      0.80%*      0.80%*

Ratio of net
investment
income (loss)
to average
net assets          6.21%*      7.00%*      7.40%*      7.44%*      7.12%*

Portfolio
turnover
rate                92.9%       91.1%       98.1%       90.9%      140.8%

Net assets,
end of period
(in thousands) $ 111,480   $  78,341   $  61,721   $  43,725   $  50,822
--------------------------------------------------------------------------------

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* See Note 4. Excludes expenses in excess of a 0.80% contractual expense limitation in effect through 9/30/05, and expenses permanently waived (0.00% of average net assets) related to investments in T. Rowe Price mutual funds.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                        May 31, 2003

Statement of Net Assets                                 Par/Shares        Value
--------------------------------------------------------------------------------
                                                                In thousands

CORPORATE BONDS AND NOTES  80.0%

Aerospace & Defense  0.9%

Boeing, 5.125%, 2/15/13                    $           275      $           287

Northrop Grumman, 7.125%, 2/15/11                      600                  727

                                                                          1,014


Airlines  0.4%

Southwest Airlines, 6.50%, 3/1/12                      350                  397

                                                                            397


Automobiles and Related  1.2%

DaimlerChrysler
     5.625%, 1/16/07 (EUR)                             375                  474

     7.30%, 1/15/12                                    145                  171

Ford Motor Credit, 7.375%, 2/1/11                      300                  312

General Motors Acceptance Corp.
     6.875%, 9/15/11                                   250                  257

     8.00%, 11/1/31                                    125                  129

                                                                          1,343


Banking  3.9%

Bank Hawaii, 6.875%, 3/1/09                            350                  383

Banknorth Capital Trust I,
Series B, 10.52%, 5/1/27                               350                  397

Capital One Bank, 6.50%, 7/30/04                       380                  391

Fleet Financial Group, 6.70%, 7/15/28                  250                  280

Frost National Bank, 6.875%, 8/1/11                    375                  429

Hudson United Bancorp
     7.00%, 5/15/12                                    250                  292

     7.75%, 1/15/04                                    500                  512

     8.20%, 9/15/06                                    285                  316

MBNA America Bank, 144A, 6.75%, 3/15/08                500                  556

Popular North America, 4.25%, 4/1/08                   225                  234

Sovereign Bank, 5.125%, 3/15/13                        175                  181

Wachovia Capital Trust I, 144A,
7.64%, 1/15/27                                         300                  353

                                                                          4,324


Beverages  0.9%

Coca-Cola Femsa, 8.95%, 11/1/06                        385                  447

Panamerican Beverages, 7.25%, 7/1/09                   500                  534

Broadcasting  3.2%

AOL Time Warner, 7.625%, 4/15/31           $         1,840      $         2,141

Chancellor Media, 8.00%, 11/1/08                       275                  320

Time Warner, 6.875%, 6/15/18                           750                  848

Univision Communications, 7.85%, 7/15/11               200                  239

                                                                          3,548


Building and Real Estate  0.2%

Lennar, Series B, 9.95%, 5/1/10                        225                  263

                                                                            263


Cable Operators  4.1%

Clear Channel Communications,
7.65%, 9/15/10                                         625                  754

Comcast
     5.50%, 3/15/11                                  1,350                1,442

     5.85%, 1/15/10                                    300                  330

Comcast Cable Communications,
6.75%, 1/30/11                                         725                  828

Cox Communications
     6.95%, 1/15/28                                    375                  422

     7.75%, 11/1/10                                    450                  549

Lenfest Communications, 10.50%, 6/15/06                250                  290

                                                                          4,615


Canadian Governments and Municipalities  1.0%

Government of Canada, 6.00%, 9/1/05 (CAD)            1,425                1,101

                                                                          1,101


Conglomerates  0.6%

Tyco International
     4.375%, 11/19/04 (EUR)                            100                  116

     5.80%, 8/1/06                                     300                  303

     6.375%, 10/15/11                                  225                  224

                                                                            643


Container  0.5%

Sealed Air, 144A, 5.375%, 4/15/08                      515                  542

                                                                            542


Diversified Chemicals  0.6%

Dow Chemical, 5.25%, 5/14/04                           450                  464

Potash Corp./Saskatchewan, 4.875%, 3/1/13              225                  232

Electric Utilities  13.6%

AEP Texas Central Company,
Series B, 144A, 6.65%, 2/15/33             $           210      $           236

American Electric Power,
Series C, 5.375%, 3/15/10                              225                  241

Arizona Public Service
     4.65%, 5/15/15                                    260                  266

     6.375%, 10/15/11                                  500                  571

Black Hills, 6.50%, 5/15/13                            375                  379

Centerpoint Energy Houston
144A, 5.60%, 7/1/23                                    180                  182

144A, 6.95%, 3/15/33                                   675                  799

Centerpoint Energy Resources, 144A,
  7.875%, 4/1/13                                       530                  618

Cincinnati Gas & Electric,
  5.70%, 9/15/12                                       275                  304

Cleco
  7.00%, 5/1/08                                        375                  385

  8.75%, 6/1/05                                        625                  671

Columbus Southern Power Company,
  Series B, 144A, 6.60%, 3/1/33                        150                  169

ComEd Financing III, 6.35%, 3/15/33                    225                  232

Consumers Energy, 144A, 4.25%, 4/15/08                 500                  521

DPL, 6.875%, 9/1/11                                    275                  300

Duke Energy, 6.25%, 1/15/12                            325                  366

El Paso Natural Gas, 6.75%, 11/15/03                   300                  300

Energy East, 5.75%, 11/15/06                           400                  433

Entergy Mississippi, 4.35%, 4/1/08                     225                  233

Exelon Generation, 6.95%, 6/15/11                      510                  596

FirstEnergy, 7.375%, 11/15/31                        1,050                1,189

Mirant Americas Generation, 8.30%, 5/1/11              195                  124

Monongahela Power, 5.00%, 10/1/06                      325                  326

Ohio Power, Series D, 144A, 5.50%, 2/15/13             135                  147

Oncor Electric Delivery, 7.00%, 9/1/22                 850                  976

PG&E National Energy, 10.375%, 5/16/11 *                70                   34

Potomac Electric Power, 4.00%, 5/15/10                 225                  225

PPL Energy, 6.40%, 11/1/11                             475                  534

Progress Energy, 7.10%, 3/1/11                         425                  501

PSEG Energy, 8.50%, 6/15/11                            415                  444

PSEG Power, 8.625%, 4/15/31                            325                  436

Sempra Energy, 6.00%, 2/1/13                           335                  373

Southern California Edison, 144A,
8.00%, 2/15/07                                         150                  163

Tampa Electric, 6.375%, 8/15/12                        375                  430

Teco Energy, 6.125%, 5/1/07                $           100      $            99

TXU Energy Company, 144A, 6.125%, 3/15/08              225                  242

Western Resources, 7.875%, 5/1/07                      470                  523

XCEL Energy, 7.00%, 12/1/10                            490                  560

                                                                         15,128


Electronic Components  0.5%

Arrow Electronics, 8.20%, 10/1/03                      300                  304

Emerson Electric, 4.50%, 5/1/13                         55                   57

Motorola, 7.50%, 5/15/25                               185                  203

                                                                            564


Energy  1.6%

Noram Energy, 6.50%, 2/1/08                            225                  243

PDVSA Finance, 6.80%, 11/15/08                         405                  354

Pioneer Natural Resources, 7.50%, 4/15/12              140                  157

XTO Energy, 144A, 6.25%, 4/15/13                       125                  130

YPF Sociedad Anonima
     8.00%, 2/15/04                                    175                  179

     10.00%, 11/2/28                                   625                  694

                                                                          1,757


Entertainment and Leisure  0.6%

Carnival, 7.05%, 5/15/05                               325                  349

Royal Caribbean Cruises, 7.25%, 8/15/06                310                  310

                                                                            659


Exploration and Production  1.7%

Anadarko Petroleum, 5.00%, 10/1/12                     375                  400

Canadian Natural Resources, 6.45%, 6/30/33             500                  581

Devon Energy, 7.95%, 4/15/32                           700                  925

                                                                          1,906


Finance and Credit  3.9%

CIT Group, 5.50%, 5/16/05 (EUR)                        300                  367

Colonial Bank, 9.375%, 6/1/11                          425                  495

Countrywide Home Loans, 5.50%, 2/1/07                  450                  496

Dime Capital Trust I, 9.33%, 5/6/27                    400                  524

FBOP Capital Trust II, 144A,
10.00%, 1/15/09                                        800                  856

General Electric Capital, 5.00%, 6/15/07               500                  546

Household Finance, 7.00%, 5/15/12                      250                  297

International Lease Finance,
6.375%, 3/15/09                                        700                  783

                                                                          4,364

Food Processing  1.1%

General Mills, 5.125%, 2/15/07             $           800      $           870

Kraft Foods, 6.50%, 11/1/31                            275                  311

                                                                          1,181


Food/Tobacco  2.4%

Gallaher Group, 4.875%, 1/28/05 (EUR)                  700                  848

Imperial Tobacco Finance,
5.375%, 3/15/04 (EUR)                                  700                  839

Philip Morris
     6.375%, 2/1/06                                     90                   94

     7.75%, 1/15/27                                    200                  215

UST, 6.625%, 7/15/12                                   625                  731

                                                                          2,727


Foreign Government and Municipalities  3.6%

National Republic of Bulgaria,
8.25%, 1/15/15                                         150                  179

Petroleos Mexicanos
  VR, 6.50%, 2/1/05                                    750                  799

      9.25%, 3/30/18                                   300                  363

Republic of Chile, 5.50%, 1/15/13                      200                  214

Russian Federation, STEP, 144A,
5.00%, 3/31/30                                         500                  490

United Mexican States
     8.125%, 12/30/19                                1,000                1,167

     9.875%, 2/1/10                                    600                  780

                                                                          3,992


Gaming  0.7%

International Game Technology,
8.375%, 5/15/09                                        650                  777

                                                                            777


Gas & Gas Transmission  1.0%

Kern River Funding, 144A,
4.893%, 4/30/18                                        375                  390

Kinder Morgan, 6.50%, 9/1/12                           375                  433

Southwest Gas, 8.375%, 2/15/11                         225                  266

                                                                          1,089


Healthcare Services  0.1%

Tenet Healthcare, 6.875%, 11/15/31                     150                  141

                                                                            141


Insurance  4.6%

Ace Capital Trust II, 9.70%, 4/1/30                    260                  350

AFLAC, 6.50%, 4/15/09                                  400                  466

CIGNA
     6.375%, 10/15/11                                  200                  222

     7.875%, 5/15/27                                   265                  325

Fund American Companies,
5.875%, 5/15/13                            $            50      $            52

Jackson National Life Insurance, 144A,
8.15%, 3/15/27                                         475                  600

MIC Financing Trust I, 8.375%, 2/1/27                  830                  987

Ohio National Financial Services, 144A,
6.35%, 4/1/13                                          225                  241

Principal Life Global Funding I, 144A,
5.05%, 3/15/15                                         250                  262

Principal Mutual Life, 144A,
8.00%, 3/1/44                                          200                  237

Sun Life of Canada U.S. Capital Trust,
144A, 8.526%, 5/29/49                                1,000                1,236

Travelers Property Casualty,
3.75%, 3/15/08                                         100                  103

                                                                          5,081


Investment Dealers  1.0%

Franklin Resources, 3.70%, 4/15/08                      85                   87

Goldman Sachs Group, 6.60%, 1/15/12                    400                  464

Morgan Stanley, 6.60%, 4/1/12                          500                  583

                                                                          1,134


Long Distance  1.8%

AT&T, VR, 7.80%, 11/15/11                              250                  287

Sprint Capital
     6.00%, 1/15/07                                    225                  237

     6.875%, 11/15/28                                  750                  742

     7.625%, 1/30/11                                   650                  720

                                                                          1,986


Manufacturing  0.3%

Deere, 6.55%, 10/1/28                                  275                  314

                                                                            314


Media and Communications  1.3%

Belo
     7.125%, 6/1/07                                    110                  125

     8.00%, 11/1/08                                    350                  422

News America
     6.75%, 1/9/10                                     600                  681

     7.625%, 11/30/28                                  225                  272

                                                                          1,500


Metals and Mining  1.3%

Falconbridge, 5.375%, 6/1/15                           250                  250

Inco
     7.20%, 9/15/32                                    300                  344

     7.75%, 5/15/12                                    150                  181

Phelps Dodge, 8.75%, 6/1/11                            150                  176

Placer Dome, 144A, 6.375%, 3/1/33          $           225      $           243

WMC Finance USA, 144A, 5.125%, 5/15/13                 250                  260

                                                                          1,454


Miscellaneous Consumer Products  0.6%

Bunge Limited Finance, 144A,
5.875%, 5/15/13                                        210                  216

Masco, 5.875%, 7/15/12                                 225                  250

Newell Rubbermaid, 4.625%, 12/15/09                    175                  186

                                                                            652


Paper and Paper Products  2.4%

Abitibi Consolidated, 6.95%, 12/15/06                  160                  171

Bowater, 9.375%, 12/15/21                              250                  286

Celulosa Arauco Y Constitucion,
7.50%, 9/15/17                                         465                  534

Domtar, 7.875%, 10/15/11                               225                  275

International Paper, VR,
5.85%, 10/30/12                                        450                  497

Weyerhaeuser, 5.95%, 11/1/08                           820                  914

                                                                          2,677


Petroleum  2.5%

Amerada Hess, 6.65%, 8/15/11                           575                  666

ConocoPhillips, 5.90%, 10/15/32                        290                  319

Devon Financing, 6.875%, 9/30/11                       450                  533

Pemex Project Funding Master Trust

     144A, 6.125%, 8/15/08                             850                  918

     7.875%, 2/1/09                                    150                  172

PF Export Receivables Master Trust,
Series A, 144A, 6.436%, 6/1/15                         210                  212

                                                                          2,820


Railroads  1.8%

Canadian National Railway,
4.40%, 3/15/13                                         340                  348

CSX, 7.95%, 5/1/27                                     465                  611

Norfolk Southern, 6.00%, 4/30/08                       500                  567

Union Pacific, 6.625%, 2/1/29                          400                  467

                                                                          1,993


Real Estate  1.5%

Regency Centers, REIT, 7.40%, 4/1/04                   500                  522

Rouse, REIT, 8.43%, 4/27/05                            350                  383

Shurgard Storage Centers, 5.875%, 3/15/13              140                  150

Simon Property, REIT, 7.375%, 1/20/06                  525                  578

                                                                          1,633

Retail  0.1%

JC Penney, 7.375%, 8/15/08                 $           150      $           152

                                                                            152


Savings and Loan  1.7%

Golden West Financial, 5.50%, 8/8/06                   300                  326

Greenpoint Capital Trust I,
9.10%, 6/1/27                                          375                  453

Webster Capital Trust I, 144A,
9.36%, 1/29/27                                         455                  525

Wester Capital Trust II, Series B,
10.00%, 4/1/27                                         550                  633

                                                                          1,937


Services  0.8%

Waste Management
     6.50%, 11/15/08                                   700                  804

     7.65%, 3/15/11                                    125                  150

                                                                            954


Specialty Chemicals  0.3%

Chevron Phillips Chemical,
5.375%, 6/15/07                                        225                  242

Monsanto, 4.00%, 5/15/08                               100                  104

                                                                            346


Specialty Retailers  0.4%

AutoZone, 4.375%, 6/1/13                               105                  104

Lowes, 6.50%, 3/15/29                                  275                  321

                                                                            425


Supermarkets  0.8%

Delhaize America, 8.125%, 4/15/11                      225                  248

Kroger, 8.05%, 2/1/10                                  500                  610

                                                                            858



Telephones  5.9%

British Telecommunications, VR,
8.375%, 12/15/10                                       625                  785

Centurytel, 7.875%, 8/15/12                            200                  251

Deutsche Telekom

     VR, 8.25%, 6/15/05                                325                  361

     VR, 8.50%, 6/15/10                              1,150                1,419

France Telecom

     VR, 10.00%, 3/1/31                                600                  811

     VR, 9.25%, 3/1/11                               1,225                1,528

Royal KPN, 8.00%, 10/1/10                              250                  309

Telus, 7.50%, 6/1/07                                   210                  231

Verizon Global Funding, 7.75%, 6/15/32                 500                  642

Verizon North, Series D, 144A,
5.604%, 1/1/22                             $           250      $           262

                                                                          6,599


Transportation (excluding Rail Road)  0.2%

Continental Airlines Pass Through Trust,
Series 2000-1, Class A 1

     8.048%, 11/1/20                                   221                  203

US Airways, Series CL-C, ETC,
8.93%, 4/15/08 *                                       348                   24

                                                                            227


Wireless Communications  2.1%

AT&T Wireless Group, 7.875%, 3/1/11                    900                1,070

Telecorp PCS, 10.625%, 7/15/10                         500                  595

Tritel PCS, 10.375%, 1/15/11                           150                  181

Vodafone Airtouch, 7.75%, 2/15/10                      400                  495

                                                                          2,341


Wireline Communications  0.3%

Telefonica Europe, 7.75%, 9/15/10                      250                  310

                                                                            310

Total Corporate Bonds
and Notes (Cost $80,817)                                                 89,145


ASSET-BACKED SECURITIES  4.3%

Auto-Backed  0.3%

SSB Auto Loan Trust, Series 2002-1, Class C,
4.13%, 2/15/09                                         348                  350

                                                                            350


Motorcycles  0.2%

Harley Davidson Motorcycle Trust,
Series 2002-2, Class B

     2.84%, 6/15/10                                    232                  234

                                                                            234


Stranded Asset  3.8%

Illinois Power Special Purpose Trust,
Series 1998-1, Class A7

     5.65%, 12/25/10                                   400                  453

TRAINS BBB-5-2002, 144A,
6.539%, 8/15/08                                      3,465                3,786

                                                                          4,239

Total Asset-Backed Securities (Cost $4,636)                               4,823

EQUITY AND CONVERTIBLE SECURITIES  2.3%

Aerospace & Defense  0.1%

Raytheon, Pfd. Conv. Stock,
8.25%, 5/15/06                             $             2      $            85

                                                                             85


Building and Real Estate  0.7%

Crescent Real Estate Equities,
 REIT, Pfd. Conv. Stock
     6.75%, 12/31/49                                     6                  122

Equity Office Properties Trust,
Pfd. Conv. Stock
     5.25%, 2/15/08                                      5                  222

Equity Residential Properties Trust,
REIT, Pfd. Conv. Stock
     7.25%, 12/31/49                                    11                  286

Reckson Associates Realty, Series A,
 Pfd. Conv. Stock
     7.625%, 12/31/49                                    8                  194

                                                                            824


Computer Service & Software  0.1%

Juniper Networks, Conv. Notes,
4.75%, 3/15/07                                         135                  126

                                                                            126


Electric Utilities  0.3%

Centerpoint Energy, Conv. Notes,
144A, 3.75%, 5/15/08                                   150                  172

Potomac Electric Power, Common Stock                     5                   94

PPL Energy, Conv. Notes, 2.625%, 5/15/08               110                  114

                                                                            380


Energy Services  0.1%

El Paso Energy Capital Trust I, Pfd.
Conv. Stock, 4.75%, 3/31/28 !!                           2                   60

                                                                             60


Financial Services  0.3%

Capital One Financial, Pfd. Conv. Stock,
6.25%, 5/17/05                                           8                  302

                                                                            302


Insurance  0.2%

Hartford Financial Services Group,
Pfd. Conv. Stock, 7.00%, 8/16/06                         5                  260

                                                                            260


Media and Communications  0.1%

Liberty Media/Sprint PCS, Conv. Notes,
4.00%, 11/15/29                                        100                   67

                                                                             67

Miscellaneous Materials  0.0%

Williams Companies, Pfd. Conv. Stock,
9.00%, 2/16/05                                           5                   55

Specialty Chemicals  0.2%

Corning, Conv. Notes, Zero Coupon, 11/8/05 $           255      $           188

                                                                            188


Telecommunications  0.1%

Lucent Technologies, 8.00%, 8/2/04                       0                  134

Qwest Trends Trust, Pfd. Conv. Stock, 144A,
5.75%, 11/17/03                                          2                   16

                                                                            150


Wireless Communications  0.1%

CIENA, Conv. Notes, 3.75%, 2/1/08                      145                  120

                                                                            120

Total Equity and Convertible
Securities (Cost $2,322)                                                  2,617


U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  1.8%


U.S. Government Agency Obligations  0.8%

Federal Home Loan Mortgage, CMO,
4.105%, 10/27/31                                       850                  881

                                                                            881


U.S. Government Guaranteed Obligations  1.0%

Federal National Mortgage Assn.,
TBA, 5.00%, 1/1/18                                     500                  516

Government National Mortgage Assn.,
6.00%, 7/15/16 !!                                      573                  601

                                                                          1,117

Total U.S. Government Mortgage-Backed
Securities (Cost $1,952)                                                  1,998


OPTIONS PURCHASED  0.1%

Capital One Financial
  25 Contracts (for 100 shares each),
  Put, 1/17/04 @ $30.00 *                                3                    4

  25 Contracts (for 100 shares each),
  Put, 1/22/05 @ $35.00 *                                3                   13

  El Paso
  10 Contracts (for 100 shares each),
  Put, 1/17/04 @ $10.00 *                                1                    3

  35 Contracts (for 100 shares each),
  Put, 1/17/04 @ $7.50 *                                 4                    5

  Qwest Communications International
  5 Contracts (for 100 shares each),
  Put, 1/17/04 @ $10.00 *                                1                    3

Raytheon
  12 Contracts (for 100 shares each),
  Put, 11/22/03 @ $30.00 *                               1                    2

  Williams Companies
  20 Contracts (for 100 shares each),
  Put, 1/17/04 @ $20.00 *                  $             2      $            24

Total Options Purchased (Cost $87)                                           54


OPTIONS WRITTEN  0.0%

Capital One Financial
  20 Contracts (for 100 shares each),
  Call, 1/22/05 @ $35.00 *                              (2)                 (38)

Raytheon
  12 Contracts (for 100 shares each),
  Call, 11/22/03 @ $30.00 *                             (1)                  (4)

Total Options Written (Cost $(29))                                          (42)


DOMESTIC BOND MUTUAL FUNDS  8.7%

T. Rowe Price Institutional
High Yield Fund, 8.01% p                               929                9,729

Total Domestic Bond
Mutual Funds (Cost $9,742)                                                9,729


MONEY MARKET FUNDS  2.1%

T. Rowe Price Reserve
Investment Fund, 1.28% #                             2,324                2,324

Total Money Market Funds (Cost $2,324)                                    2,324

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands


Total Investments in Securities
99.3% of Net Assets (Cost $101,851)                        $  110,648

Other Assets Less Liabilities                                     832


NET ASSETS                                                 $  111,480
                                                           ----------


Net Assets Consist of:
Undistributed net investment income (loss)                 $       40

Undistributed net realized gain (loss)                         (7,639)

Net unrealized gain (loss)                                      8,800

Paid-in-capital applicable to
11,370,741 shares of $0.0001 par
value capital stock outstanding;
1,000,000,000 shares authorized                               110,279

NET ASSETS                                                 $  111,480
                                                           ----------


NET ASSET VALUE PER SHARE                                  $     9.80
                                                           ----------


   #    Seven-day yield
   *    Non-income producing
   p    SEC yield
  !! All or a portion of this security is pledged to cover written call options at May 31, 2003
144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $15,580,000 and represents 14.0% of net assets
 CAD    Canadian dollar
 CMO    Collateralized Mortgage Obligation
 ETC    Equipment Trust Certificate
 EUR    Euro
REIT    Real Estate Investment Trust
STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TBA    To Be Announced security was purchased on a forward commitment basis
  VR    Variable Rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                 Year
                                                                Ended
                                                              5/31/03
--------------------------------------------------------------------------------

  Investment Income (Loss)

  Income

     Interest                                              $    5,667

     Dividend                                                     331

     Income distributions from mutual funds                        56

     Other                                                          1

     Total income                                               6,055

Expenses

     Investment management                                        297

     Shareholder servicing                                        177

     Custody and accounting                                       145

     Registration                                                  38

     Legal and audit                                               15

     Prospectus and shareholder reports                             8

     Directors                                                      5

     Miscellaneous                                                  4

     Total expenses                                               689

  Net investment income (loss)                                  5,366

  Realized and Unrealized Gain (Loss)

  Net realized gain (loss)

     Securities                                                (2,868)

     Futures                                                      114

     Written options                                              184

     Foreign currency transactions                                  9

     Net realized gain (loss)                                  (2,561)

  Change in net unrealized gain (loss)

     Securities                                                 9,028

     Futures                                                       (1)

     Written options                                              (84)

     Other assets and liabilities
     denominated in foreign currencies                              3

     Change in net unrealized gain (loss)                       8,946

  Net realized and unrealized gain (loss)                       6,385

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                   $   11,751
                                                           ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                      Year
                                                     Ended
                                                   5/31/03              5/31/02
--------------------------------------------------------------------------------

  Increase (Decrease) in Net Assets

  Operations

     Net investment income (loss)          $         5,366      $         5,015

     Net realized gain (loss)                       (2,561)                 (64)

     Change in net unrealized
     gain (loss)                                     8,946                 (722)

     Increase (decrease) in net
     assets from operations                         11,751                4,229

Distributions to shareholders

     Net investment income                          (5,460)              (4,960)

Capital share transactions *

     Shares sold                                    54,659               43,965

     Distributions reinvested                        3,980                3,508

     Shares redeemed                               (31,791)             (30,122)

     Increase (decrease) in net
     assets from capital
     share transactions                             26,848               17,351


  Net Assets

  Increase (decrease) during period                 33,139               16,620

  Beginning of period                               78,341               61,721


  End of period                            $       111,480      $        78,341
                                           ---------------      ---------------


  *Share information

     Shares sold                                     5,959                4,708

     Distributions reinvested                          435                  375

     Shares redeemed                                (3,496)              (3,237)

     Increase (decrease) in
     shares outstanding                              2,898                1,846

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                        May 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Corporate Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on October 31, 1995. The fund seeks to provide high income and some capital growth.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

     Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Purchased and written options are valued at the mean of the closing bid and ask prices. Financial futures contracts are valued at closing settlement prices.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Premiums and Discounts
     Premiums and discounts on debt securities are amortized for financial reporting purposes.

     Expenses Paid Indirectly
     Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts
     During the year ended May 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Options
     Call and put options give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Statement of Net Assets at market value. Transactions in options written and related premiums received during the year ended May 31, 2003, were as follows:


                                                 Number of
                                                 Contracts             Premiums


     Outstanding at beginning of period                535      $       192,000

     Written                                           512              180,000

     Closed                                         (1,015)            (343,000)

     Outstanding at end of period                   32,000      $        29,000
                                                    ------      ---------------

     Other
     Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $79,777,000 and $57,800,000, respectively, for the year ended May 31, 2003. Purchases and sales of U.S. government securities aggregated $21,892,000 and $20,669,000, respectively, for the year ended May 31, 2003.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

     Distributions during the year ended May 31, 2003 totaled $5,460,000 and were characterized as ordinary income. At May 31, 2003, the tax-basis components of net assets were as follows:



     Unrealized appreciation                               $10,709,000

     Unrealized depreciation                                (2,000,000)

     Net unrealized appreciation (depreciation)              8,709,000

     Undistributed ordinary income                             856,000

     Capital loss carryforwards                             (8,364,000)

     Paid-in capital                                       110,279,000

     Net assets                                           $111,480,000
                                                          ------------



     Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year. Consequently, $38,000 of realized losses reflected in the accompanying financial statements will not be recognized for tax purposes until 2004. Federal income tax regulations require the fund to defer recognition of capital losses realized on certain covered option transactions; accordingly, $45,000 of realized losses reflected in the accompanying financial statements have not been recognized for tax purposes as of May 31, 2003. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of May 31, 2003, the fund had $752,000 of capital loss carryforwards that expire in 2007, $2,984,000 that expire in 2008, and $4,628,000 that expire thereafter through 2011.

     For the year ended May 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications between income and gain relate primarily to the character of paydown gains and losses on asset-backed securities. Results of operations and net assets were not affected by these reclassifications.


     Undistributed net investment income                   $    5,000

     Undistributed net realized gain                           (5,000)


At May 31, 2003, the cost of investments for federal income tax purposes was $101,942,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At May 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $34,000.

     Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through September 30, 2005, which would cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed 0.80%. Thereafter, through September 30, 2007, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's expense ratio to exceed 0.80%. Pursuant to this agreement, $109,000 of management fees were not accrued by the fund for the year ended May 31, 2003. Unaccrued fees in the amount of $213,000 remain subject to reimbursement by the fund through May 31, 2005.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $210,000 for the year ended May 31, 2003, of which $20,000 was payable at period-end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates.

     The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended May 31, 2003, totaled $35,000.

     The fund may invest in T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund), an open-end management investment company managed by Price Associates, as a means of gaining efficient and cost-effective exposure to the high yield bond markets. On May 19, 2003, the fund purchased 738,046 shares of High Yield Fund, at the net asset value per share on that date, by transferring portfolio securities valued at $7,742,000 to High Yield Fund. For financial reporting and tax purposes, the fund realized a net gain of $348,000 on the transfer, reflecting the amount that fair value of the transferred securities on the date of transfer exceeded cost. At May 31, 2003, the fund held approximately 1.7% of High Yield Fund's outstanding shares and, during the year then ended, the fund received distributions from High Yield Fund in the amount of $21,000.

     The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. Because the fund indirectly bears its proportionate share of this fee, Price Associates has agreed to permanently reduce the fund's investment management fee by the amount of expense incurred by High Yield Fund as a result of the fund's investment therein. Pursuant to this agreement, the fund's management fee was reduced by $1,000 during the year ended May 31, 2003.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Corporate Income Fund, Inc.

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Corporate Income Fund, Inc. (the "Fund") at May 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     June 18, 2003

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Tax Information (Unaudited) for the Tax Year Ended 5/31/03
--------------------------------------------------------------------------------

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     For taxable non-corporate shareholders, $71,000 of the fund's distributed income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

     For corporate shareholders, $254,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

About the Fund's Directors and Officers
--------------------------------------------------------------------------------
Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.

The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.


Independent Directors

Name
(Date of Birth)                     Principal Occupation(s) During Past 5 Years
Year Elected*                       and Directorships of Other Public Companies
--------------------------------------------------------------------------------

Anthony W. Deering                  Director, Chairman of the Board, President,
(1/28/45)                           and Chief Executive Officer, The Rouse
1995                                Company, real estate developers; Director,
                                    Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.                 Principal, EuroCapital Advisors, LLC, an
(1/27/43)                           acquisition and management advisory firm
2001

David K. Fagin                      Director, Golden Star Resources Ltd., Canyon
(4/9/38)                            Resources Corp. (5/00 to present), and
2001                                Pacific Rim Mining Corp. (2/02 to present);
                                    Chairman and President, Nye Corp.

F. Pierce Linaweaver                President, F. Pierce Linaweaver &
(8/22/34)                           Associates, Inc., consulting environmental
1995                                and civil engineers

Hanne M. Merriman                   Retail Business Consultant; Director, Ann
(11/16/41)                          Taylor Stores Corp., Ameren Corp., Finlay
2001                                Enterprises, Inc., The Rouse Company, and
                                    US Airways Group, Inc.

John G. Schreiber                   Owner/President, Centaur Capital Partners,
(10/21/46)                          Inc., a real estate investment company;
1995                                Senior Advisor and Partner, Blackstone Real
                                    Estate Advisors, L.P.; Director, AMLI
                                    Residential Properties Trust, Host Marriott
                                    Corp., and The Rouse Company

Hubert D. Vos                       Owner/President, Stonington Capital Corp., a
(8/2/33)                            private investment company
2001

Paul M. Wythes                      Founding Partner, Sutter Hill Ventures, a
(6/23/33)                           venture capital limited partnership,
2001                                providing equity capital to young
                                    high-technology companies throughout the
                                    United States; Director, Teltone Corp.

*Each independent director oversees 105 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price             Principal Occupation(s) During Past 5 Years
Portfolios Overseen]                 and Directorships of Other Public Companies
--------------------------------------------------------------------------------

William T. Reynolds                  Director and Vice President, T. Rowe Price
(5/26/48)                            and T.Rowe Price Group, Inc.; Director,
1995                                 T. Rowe Price Global Management Limited
[37]

James S. Riepe                       Director and Vice President, T. Rowe
(6/25/43)                            Price; Vice Chairman of the Board,
1995                                 Director, and Vice President, T. Rowe
[105]                                Price Group, Inc.; Chairman of the Board
                                     and Director, T. Rowe Price Global Asset
                                     Management Limited, T. Rowe Price Global
                                     Investment Services Limited, T. Rowe Price
                                     Investment Services, Inc., T. Rowe Price
                                     Retirement Plan Services, Inc., and T. Rowe
                                     Price Services, Inc.; Chairman of the
                                     Board, Director, President, and Trust
                                     Officer, T. Rowe Price Trust Company;
                                     Director, T. Rowe Price International,
                                     Inc.; Chairman of the Board, Corporate
                                     Income Fund

M. David Testa                       Chief Investment Officer, Director, and
(4/22/44)                            Vice President, T. Rowe Price; Vice
1997                                 Chairman of the Board, Chief Investment
[105]                                Officer, Director, and Vice President,
                                     T. Rowe Price Group, Inc.; Director,
                                     T. Rowe Price Global Asset Management
                                     Limited and T. Rowe Price Global
                                     Investment Services Limited; Chairman of the Board and Director, T. Rowe Price
                                     International, Inc.; Director and Vice
                                     President, T. Rowe Price Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.


Officers

Name (Date of Birth)
Title and Fund(s) Served             Principal Occupation(s)
--------------------------------------------------------------------------------

Stephen V. Booth (6/21/61)           Vice President, T. Rowe Price, T. Rowe
Vice President, Corporate            Price Group, Inc., and T. Rowe Price
Income Fund                          Trust Company

Steven G. Brooks, CFA (8/5/54)       Vice President, T. Rowe Price and
Vice President, Corporate Income     T. Rowe Price Group, Inc.
Fund

Jennifer A. Callaghan (5/6/69)       Assistant Vice President, T. Rowe Price
Assistant Vice President,
Corporate Income Fund

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served             Principal Occupation(s)
--------------------------------------------------------------------------------
Joseph A. Carrier (12/30/60)         Vice President, T. Rowe Price, T. Rowe
Treasurer, Corporate Income Fund     Price Group, Inc., and T. Rowe Price
                                     Investment Services, Inc.

Patrick S. Cassidy (8/27/64)         Vice President, T. Rowe Price and
Vice President, Corporate Income     T. Rowe Price Group, Inc.
Fund

Roger L. Fiery III (2/10/59)         Vice President, T. Rowe Price, T. Rowe
Vice President, Corporate Income     Price Group, Inc., T. Rowe Price
Fund                                 International, Inc., and T. Rowe Price
                                     Trust Company

Mark S. Finn (1/14/63)               Vice President, T. Rowe Price
Vice President, Corporate Income
Fund

Gregory S. Golczewski (1/15/66)      Vice President, T. Rowe Price and
Vice President, Corporate Income     T. Rowe Price Trust Company
Fund

Henry H. Hopkins (12/23/42)          Director and Vice President, T. Rowe
Vice President, Corporate Income     Price Group, Inc., T. Rowe Price
Fund                                 Investment Services, Inc., T. Rowe Price
                                     Services, Inc., and T. Rowe Price Trust
                                     Company; Vice President, T. Rowe Price,
                                     T. Rowe Price International, Inc., and
                                     T. Rowe Price Retirement Plan Services,
                                     Inc.

Patricia B. Lippert (1/12/53)        Assistant Vice President, T. Rowe Price
Secretary, Corporate Income          and T. Rowe Price Investment Services,
Fund                                 Inc.

Mary J. Miller (7/19/55)             Vice President, T. Rowe Price and
President, Corporate Income Fund     T. Rowe Price Group, Inc.

Vernon A. Reid, Jr. (5/14/54)        Vice President, T. Rowe Price and
Vice President, Corporate Income     T. Rowe Price Group, Inc.
Fund

Robert M. Rubino (8/2/53)            Vice President, T. Rowe Price and
Vice President, Corporate Income     T. Rowe Price Group, Inc.
Fund

Mark J. Vaselkiv (7/22/58)           Vice President, T. Rowe Price and
Executive Vice President, Corporate  T. Rowe Price Group, Inc.
Income Fund

Thea N. Williams (12/20/61)          Vice President, T. Rowe Price and
Vice President, Corporate Income     T. Rowe Price Group, Inc.
Fund

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a) Not required at this time.

(b) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Corporate Income Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 13, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 13, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 09, 2003